Earnings Per Share (Tables)	12 Months Ended
Mar. 03, 2012
Earnings Per Share [Abstract]
Summary of basic and diluted earnings per share

	For the year ended
	March 3,	February 26,	February 27,
	2012	2011	2010

Net income for basic and diluted earnings per share available to common shareholders	$1,164	$3,411	$2,457

Weighted-average number of shares outstanding (000’s) - basic	524,101	535,986	564,492

Effect of dilutive securities (000’s) - stock-based compensation	89	2,344	5,267

Weighted-average number of shares and assumed conversions (000’s) - diluted	524,190	538,330	569,759

Earnings per share - reported
Basic	$2.22	$6.36	$4.35
Diluted	$2.22	$6.34	$4.31